Shareholder Report, Holdings (Details)	May 31, 2025
PGIM Jennison Energy Infrastructure Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Independent Power Producers & EnergyTraders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
PGIM Jennison Energy Infrastructure Fund - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
PGIM Jennison Energy Infrastructure Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class C | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
PGIM Jennison Energy Infrastructure Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Energy Infrastructure Fund - Class C | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Energy Infrastructure Fund - Class C | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Energy Infrastructure Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class C | Independent Power Producers & EnergyTraders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Energy Infrastructure Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
PGIM Jennison Energy Infrastructure Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
PGIM Jennison Energy Infrastructure Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
PGIM Jennison Energy Infrastructure Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Energy Infrastructure Fund - Class Z | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Energy Infrastructure Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class Z | Independent Power Producers & EnergyTraders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Energy Infrastructure Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
PGIM Jennison Energy Infrastructure Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
PGIM Jennison Energy Infrastructure Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Independent Power Producers & EnergyTraders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)